Document and Entity Information	Apr. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2024
Entity File Number	001-35406
Entity Registrant Name	Illumina, Inc.
Entity Central Index Key	0001110803
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0804655
Entity Address, Address Line One	5200 Illumina Way
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	858
Local Phone Number	202-4500
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ILMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false